Supplemental Financial Statement Information	12 Months Ended
Dec. 31, 2015
Supplemental Financial Statement Information
Supplemental Financial Statement Information
SUPPLEMENTAL FINANCIAL STATEMENT INFORMATION:
Following are the financial statements of the Parent Company, which are included to provide additional information with respect to the Parent Company’s financial position, results of operations and cash flows on a stand-alone basis:
BALANCE SHEETS

	December 31,
	2015	2014
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$1	$2
Accounts receivable from related companies	34	14
Other current assets	—	1
Total current assets	35	17
PROPERTY, PLANT AND EQUIPMENT, net	20	—
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	5,764	5,390
INTANGIBLE ASSETS, net	6	10
GOODWILL	9	9
OTHER NON-CURRENT ASSETS, net	10	12
Total assets	$5,844	$5,438
LIABILITIES AND PARTNERS’ CAPITAL
CURRENT LIABILITIES:
Accounts payable to related companies	$111	$11
Interest payable	66	58
Accrued and other current liabilities	1	3
Total current liabilities	178	72
LONG-TERM DEBT, less current maturities	6,332	4,646
NOTE PAYABLE TO AFFILIATE	265	54
OTHER NON-CURRENT LIABILITIES	1	2

COMMITMENTS AND CONTINGENCIES

PARTNERS’ CAPITAL:
General Partner	(2)	(1)
Limited Partners:
Limited Partners – Common Unitholders (1,044,767,336 and 1,077,533,798 units authorized, issued and outstanding at December 31, 2015 and 2014, respectively)	(952)	648
Class D Units (2,156,000 and 3,080,000 units authorized, issued and outstanding as of December 31, 2015 and 2014, respectively)	22	22
Accumulated other comprehensive income (loss)	—	(5)
Total partners’ capital	(932)	664
Total liabilities and partners’ capital	$5,844	$5,438

STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2015	2014	2013
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	$(112)	$(111)	$(56)
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(294)	(205)	(210)
Equity in earnings of unconsolidated affiliates	1,601	955	617
Gains on interest rate derivatives	—	—	9
Loss on extinguishment of debt	—	—	(157)
Other, net	(5)	(5)	(8)
INCOME BEFORE INCOME TAXES	1,190	634	195
Income tax expense (benefit)	1	1	(1)
NET INCOME	1,189	633	196
GENERAL PARTNER’S INTEREST IN NET INCOME	3	2	—
CLASS D UNITHOLDER’S INTEREST IN NET INCOME	3	2	—
LIMITED PARTNERS’ INTEREST IN NET INCOME	$1,183	$629	$196

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2015	2014	2013
NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES	$1,103	$816	$768
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for Bakken Pipeline Transaction	(817)	—	—
Proceeds from ETP Holdco Transaction	—	—	1,332
Contributions to unconsolidated affiliates	—	(118)	(8)
Capital expenditures	(19)	—	—
Purchase of additional interest in Regency	—	(800)	—
Payments received on note receivable from affiliate	—	—	166
Net cash provided by (used in) investing activities	(836)	(918)	1,490
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	3,672	3,020	2,080
Principal payments on debt	(1,985)	(1,142)	(3,235)
Distributions to partners	(1,090)	(821)	(733)
Proceeds from affiliate	210	54	—
Redemption of Preferred Units	—	—	(340)
Units repurchased under buyback program	(1,064)	(1,000)	—
Debt issuance costs	(11)	(15)	(31)
Net cash provided by (used in) financing activities	(268)	96	(2,259)
DECREASE IN CASH AND CASH EQUIVALENTS	(1)	(6)	(1)
CASH AND CASH EQUIVALENTS, beginning of period	2	8	9
CASH AND CASH EQUIVALENTS, end of period	$1	$2	$8